Capital Stock	12 Months Ended
Dec. 31, 2021
Share Capital and Share-based Payment Arrangements [Abstract]
Capital Stock	CAPITAL STOCK:We are authorized to issue an unlimited number of SVS, which entitle the holder to one vote per share, and an unlimited number of multiple voting shares (MVS), which entitle the holder to 25 votes per share. The SVS and MVS vote together as a single class on all matters submitted to a vote of shareholders, including the election of directors, except as otherwise required by law. The holders of the SVS and MVS are entitled to share ratably, as a single class, in any dividends declared subject to any preferential rights of any outstanding preferred shares in respect of the payment of dividends. Each MVS is convertible at any time at the option of the holder thereof and automatically, under certain circumstances, into one SVS. We are also authorized to issue an unlimited number of preferred shares, issuable in series. No preferred shares have been issued to date.
(a) Capital transactions:

Number of shares (in millions)	SVS	MVS
Issued and outstanding at December 31, 2018	117.7	18.6
Issued from treasury(i)	0.8	—
Cancelled under normal course issuer bid (NCIB)	(8.3)	—
Issued and outstanding at December 31, 2019	110.2	18.6
Issued from treasury(i)	0.3	—
Cancelled under NCIB	(0.0062)	—
Issued and outstanding at December 31, 2020	110.5	18.6
Issued from treasury(i)	0.03	—
Cancelled under NCIB	(4.37)	—
Issued and outstanding at December 31, 2021	106.1	18.6
(i)     In 2021, 0.02 million SVS were issued from treasury upon the exercise of stock options for aggregate cash proceeds of $0.2. No SVS were issued from treasury upon the exercise of stock options in either 2020 or 2019. In 2021, we issued 0.01 million (2020 — 0.3 million; 2019 — 0.8 million) SVS from treasury with an ascribed value of $0.1 (2020 — $2.2; 2019 — $10.4) upon the vesting of certain RSUs and PSUs. We settled other RSUs and PSUs with SVS purchased in the open market (described below).

We have repurchased SVS in the open market and otherwise for cancellation in recent years pursuant to NCIBs, which allow us to repurchase a limited number of SVS during a specified period. We may not repurchase SVS for cancellation when the Repurchase Restriction is in effect (during a portion of 2019). The Repurchase Restriction was not in effect during 2020 or 2021 or at December 31, 2021. The maximum number of SVS we are permitted to repurchase for cancellation under each NCIB (when permitted) is reduced by the number of SVS purchased by a broker in the open market during the term of such NCIB to satisfy delivery obligations under our SBC plans. The Repurchase Restriction (when in effect) is not applicable to open market purchases for this purpose.
On November 19, 2020, the TSX accepted our notice to launch an NCIB (2020 NCIB), which allowed us to repurchase, at our discretion, from November 24, 2020 until the earlier of November 23, 2021 or the completion of purchases thereunder, up to approximately 9.0 million SVS in the open market, or as otherwise permitted, subject to the normal terms and limitations of such bids. As part of the NCIB process, we from time-to-time entered into automatic share purchase plans (ASPPs) with a broker, instructing the broker to purchase our SVS in the open market on our behalf (for cancellation under the 2020 NCIB), including during any applicable trading blackout periods (ASPP Purchases), up to specified daily quantities at specified prices through the term of each ASPP.
In each of December 2020, March 2021, and June 2021 we entered into ASPPs, each of which have since expired. At December 31, 2020, we had accrued $15.0, representing the estimated contractual maximum number of permitted SVS repurchases (Contractual Maximum) for cancellation under the December 2020 ASPP (2.0 million SVS). This accrual was reversed in Q1 2021. No repurchases were made under the December 2020 ASPP prior to its expiration in January 2021. Repurchases of 1.7 million SVS (for cancellation) were made under the March 2021 and June 2021 ASPPs during 2021.

    On December 2, 2021, the TSX accepted our notice to launch a new NCIB (2021 NCIB). The 2021 NCIB allows us to repurchase, at our discretion, from December 6, 2021 until the earlier of December 5, 2022 or the completion of purchases thereunder, up to approximately 9.0 million of our SVS in the open market, or as otherwise permitted, subject to the normal terms and limitations of such bids. As of December 31, 2021, approximately 8.3 million SVS remain available for repurchase under the 2021 NCIB either for cancellation or SBC delivery purposes.
In December 2021, we entered into an ASPP (NCIB ASPP) with a broker, instructing the broker to purchase on our behalf (for cancellation under the 2021 NCIB), during specified dates, including during any applicable trading blackout periods, up to the NYSE and TSX daily maximums (subject to certain conditions) at specified share prices. At December 31, 2021, we recorded an accrual of $7.5 (NCIB Accrual), representing the estimated Contractual Maximum (0.7 million SVS) for cancellation under the NCIB ASPP. As of December 31, 2021, 0.0036 million SVS were repurchased under the NCIB ASPP. In December 2021, we entered into an additional ASPP (SBC ASPP) with a broker, instructing the broker to purchase on our behalf (for delivery obligations under our SBC plans), during specified dates (including during any applicable trading blackout periods), and subject to certain conditions, up to 3.7 million SVS. As of December 31, 2021, 0.7 million SVS were repurchased under the SBC ASPP. At December 31, 2021, we recorded an accrual of $33.8 (SBC Accrual), representing the estimated remaining Contractual Maximum (3.0 million SVS) under the SBC ASPP.

In December 2019, we completed a previous NCIB, which allowed us to repurchase, at our discretion, up to approximately 9.5 million of our SVS in the open market, or as otherwise permitted. We purchased a total of 8.3 million SVS for cancellation under this NCIB.
Information regarding share repurchase activities for the years indicated is set forth below:

	Year ended December 31
	2019	2020	2021

Aggregate cost (1) of SVS repurchased for cancellation (2)	$67.3	$0.1	$35.9
Number of SVS repurchased for cancellation (in millions) (3)	8.3	0.0062	4.37
Weighted average price per share for repurchases	$8.15	$7.45	$8.21
Aggregate cost (1) of SVS repurchased for delivery under SBC plans(4)	$9.2	$19.1	$20.6
Number of SVS repurchased for delivery under SBC plans (in millions)(5)	1.2	2.9	1.9
(1)         Includes transaction fees.
(2)     For 2020, excludes an accrual of $15.0 we recorded at December 31, 2020 for the estimated Contractual Maximum for cancellation under the December 2020 ASPP. For 2021, excludes the $7.5 NCIB Accrual.
(3)     Includes 1.7 million ASPP Purchases of SVS for cancellation in 2021 (there were no ASPP Purchases in 2020 or 2019).
(4)     For 2021, excludes the $33.8 SBC Accrual.
(5)     Includes 0.7 million ASPP Purchases for SBC delivery obligations in 2021 (there were no ASPP Purchases in 2020 or 2019).

December 31
2019	2020	2021

Number of SVS held by trustee for delivery under SBC plans (1)(2) (in millions)	1.7	2.4	1.4
Value of SVS held by trustee for delivery under SBC plans (2)	$14.8	$15.7	$15.1
(1)     For accounting purposes, we classify these shares as treasury stock until they are delivered pursuant to the plans.
(2)     SVS held in 2021 exclude the SBC Accrual.

(b) Employee SBC:
LTIP:
Under the LTIP, we may grant stock options, stock appreciation rights, RSUs and PSUs to eligible employees, consultants and directors. We may, at the time of grant, authorize the grantees to settle these awards either in cash or in SVS. Absent such permitted election, vested grants under the LTIP will be settled in SVS (on a one-for-one basis), either with SVS purchased in the open market or issued from treasury (up to a maximum aggregate of 29.0 million SVS). As of December 31, 2021, 10.0 million SVS remain reserved for issuance from treasury under the LTIP, covering potential issuances of SVS for outstanding awards and for potential future award grants.
Celestica Share Unit Plan (CSUP):
Under the CSUP, we may grant RSUs and PSUs to eligible employees. We have the option to settle vested RSUs and PSUs issued thereunder in SVS (on a one-for-one basis) purchased in the open market, or in cash.
Employee SBC Expense:
Employee SBC expense may fluctuate from period-to-period to account for, among other things, new grants, forfeitures resulting from employee terminations or resignations, and the recognition of accelerated SBC expense for employees eligible for retirement. The portion of employee SBC expense that relates to performance-based compensation is subject to adjustment in any period to reflect changes in the estimated level of achievement of pre-determined performance goals and financial targets. No significant adjustments were recorded in 2021 with respect to PSUs expected to vest at the beginning of February 2022. Based on reviews of the status of the non-market performance vesting condition and modifier, we recorded an $8.4 expense reversal in 2020 to reflect reductions in the estimated number of PSUs expected to vest at the end of January 2021.
Information regarding employee SBC expense for the years indicated is set forth below:

	Year ended December 31
	2019	2020	2021
Employee SBC expense in cost of sales	$14.6	$11.1	$13.0
Employee SBC expense in SG&A	19.5	14.7	20.4
Total	$34.1	$25.8	$33.4
    For RSUs and DSUs issued to eligible directors under our Directors’ Share Compensation Plan (DSC Plan), see paragraph (c) below.
(i) Stock options:
We are permitted to grant stock options under our LTIP. Stock options are granted at prices equal to the closing market price on the day prior to the grant date and are exercisable during a period not to exceed 10 years from the grant date. Stock option grants and exercises were as follows for the years indicated:

	Number of Options	Weighted Average Exercise Price*
	(in millions)
Outstanding at January 1, 2019	0.3	$11.93
Exercised	—	$—
Outstanding at December 31, 2019	0.3	$12.50
Exercised	—	$—
Outstanding at December 31, 2020	0.3	$12.78
Granted	0.09	$10.58
Exercised	(0.02)	$6.54
Outstanding at December 31, 2021	0.4	$12.70
    The following stock options* were outstanding as at December 31, 2021:

Range of Exercise Prices	Outstanding Options	Weighted Average Exercise Price	Weighted Average Remaining Life of Outstanding Options	Exercisable Options	Weighted Average Exercise Price
	(in millions)		(years)	(in millions)
$6.56 to $13.87	0.4	$12.70	4.9	0.3	$13.33
*     The exercise prices were determined by converting the grant date fair value into U.S. dollars at the year-end exchange rate.
We amortize the estimated grant date fair value of stock options to expense over the vesting period (generally 4 years). The grant date fair value of outstanding stock options was determined using the Black-Scholes option pricing model and the following assumptions in the year of the grant: risk-free interest rate (based on U.S. government bond yields) of 1.09%, expected volatility of the market price of our shares (based on historical volatility of our share price) of 43%, and the expected option life of 7 years (based on historical option holder behavior). No stock options were granted in 2020 or 2019.
(ii) RSUs and PSUs:
We grant RSUs and PSUs to employees pursuant to our LTIP and CSUP. Each vested unit generally entitles the holder to receive one SVS. Under the CSUP, we have the option to satisfy the delivery of shares upon vesting of the awards by purchasing SVS in the open market or by settling such awards in cash. Under the LTIP, we may (at the time of grant) authorize the grantees to settle awards in either cash or SVS (absent such permitted election, grants will be settled in SVS purchased in the open market or issued from treasury, subject to certain limits). We have generally settled these awards with SVS purchased in the open market by a broker, or issued from treasury. Unless a grantee has been authorized, and elects, to settle these awards in cash, Celestica intends to settle all outstanding RSUs and PSUs with SVS purchased in the open market by a broker, or issued from treasury. As a result, we account for these share unit awards as equity-settled awards. We amortize the grant date fair value of RSUs and PSUs to expense over the vesting period.

    The grant date fair value of RSUs is based on the market value of our SVS at the time of grant.
    With respect to PSUs, employees are granted a target number of PSUs (set forth for the years indicated in the table below). The number of PSUs that will actually vest will vary from 0% to 200% of the target amount granted based on the level of achievement of the relevant performance conditions. PSUs (representing in each case 100% of target) are primarily granted in the first quarter of each year. These PSUs vest based on the level of achievement of a pre-determined non-market performance measurement in the final year of the three-year performance period, subject to modification by each of a separate pre-determined non-market financial target and our relative TSR performance over the three-year vesting period. See note 2(l). The grant date fair value of the TSR modifier is based on a Monte Carlo simulation model and a premium of 109% for 2021 (2020 — 112%; 2019 — 102%). The grant date fair value of the non-TSR-based performance measurement and modifier is based on the market value of our SVS at the time of grant and is subject to adjustment to reflect changes in the estimated level of achievement related to the applicable performance condition. Vested awards were settled with SVS purchased in the open market by a broker, or issued from treasury.
The assumptions used in the measurement of the grant date fair values of PSUs were as follows:

	Year ended December 31
	2019	2020	2021
Expected volatility	28%	30%	49%
Expected life	3 years	3 years	3 years
Risk-free interest rate (based on 3-year Treasury bonds)	2.5%	1.4%	0.2%
    Information regarding aggregate RSU, PSU and stock option grants to employees, as applicable, for the years indicated is set forth below:

	Year ended December 31
	2019	2020	2021
RSUs Granted:
Number of awards (in millions)	3.0	2.4	3.0
Weighted average grant date fair value per unit	$7.88	$8.60	$8.36
PSUs Granted:
Number of awards (in millions, representing 100% of target)	2.1	1.7	2.9
Weighted average grant date fair value per unit	$8.14	$9.88	$9.49
Stock Options Granted:
Number of awards (in millions)	—	—	0.09
Weighted average grant date fair value per option	$—	$—	$4.22

	December 31
	2019	2020	2021
Number of outstanding RSUs (in millions)	4.6	4.5	4.6
Number of outstanding PSUs (in millions, representing 100% of target granted)	3.8	4.6	6.1
(c) Director SBC:
    We grant DSUs to certain members of our Board of Directors and Onex under our DSC Plan. We also grant RSUs (under specified circumstances) to certain directors as compensation under the DSC Plan. RSUs granted to directors vest ratably over a three-year period and are governed by the terms of our LTIP. Each vested RSU entitles the holder thereof to one SVS; however, if permitted by the Company under the terms of the grant, a director may elect to receive a payment of cash in lieu of SVS. Unvested RSUs vest immediately on the date the director Retires. See note 2(l) for additional detail. As Celestica is permitted to, and intends to, settle DSUs with shares purchased in the open market, we account for these awards as equity-settled awards. On January 29, 2020, William A. Etherington retired from Celestica’s Board of Directors. In accordance with the DSC Plan, the DSUs held by Mr. Etherington will be redeemed on or prior to the 90th day following the date on which he is no longer a director or employee of any corporation that does not deal at arm’s length with the Company. As of December 31, 2021, Mr. Etherington held 0.475 million DSUs.

    Information regarding director SBC expense for the years indicated is set forth below:

	Year ended December 31
	2019	2020	2021
Director SBC expense in SG&A (1)	$2.4	$2.0	$2.1
DSUs Granted:
Number of awards (in millions)	0.2	0.2	0.12
Weighted average grant date fair value per unit	$7.62	$5.64	$8.98
RSUs Granted:
Number of awards (in millions)	0.016	0.022	0.054
Weighted average grant date fair value per unit	$7.62	$5.71	$8.92
	December 31
	2019	2020	2021
Number of DSUs outstanding (in millions)	1.8	2.0	2.2
Number of RSUs issued to directors outstanding (in millions)	0.02	0.03	0.07
(1) Expense consists of director compensation to be settled with SVS, or SVS and cash, as elected by each director.